Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 4,129,888
Additions - depreciation	(690,476)	€ (703,999)	€ (700,276)
Impairment loss	(18,696)	(3,496)	(38,820)
Balance at the end of the period	4,316,440	4,129,888
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	26,404
Balance at the end of the period	26,750	26,404
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	3,897,766
Balance at the end of the period	4,148,431	3,897,766
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	205,718
Balance at the end of the period	141,259	205,718
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	5,443,197	5,056,012
Foreign currency translation	375,356	(411,352)
Changes in consolidation group	40,241	(13,761)
Additions	651,396	891,980
Reclassifications	(47,709)	(35,762)
Disposals	(82,017)	(43,920)
Balance at the end of the period	6,380,464	5,443,197	5,056,012
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	34,510	30,575
Foreign currency translation	782	(2,240)
Changes in consolidation group	20	(24)
Additions	4,917	6,384
Reclassifications		98
Disposals	(2,135)	(283)
Balance at the end of the period	38,094	34,510	30,575
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	5,017,785	4,590,695
Foreign currency translation	346,627	(375,099)
Changes in consolidation group	40,808	(12,391)
Additions	614,918	851,392
Reclassifications	1,266	(613)
Disposals	(68,928)	(36,199)
Balance at the end of the period	5,952,476	5,017,785	4,590,695
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	390,902	434,718
Foreign currency translation	27,947	(34,013)
Changes in consolidation group	(587)	(1,346)
Additions	31,561	34,066
Reclassifications	(48,975)	(35,189)
Disposals	(10,954)	(7,334)
Balance at the end of the period	389,894	390,902	434,718
Gross carrying amount | Advance Payments
Leases in the consolidated balance sheets
Balance at the beginning of the period		24
Additions		138
Reclassifications		(58)
Disposals		(104)
Balance at the end of the period			24
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(1,313,309)	(730,897)
Foreign currency translation	(109,435)	92,583
Changes in consolidation group	2,378	5,411
Additions - depreciation	(690,476)	(703,999)
Impairment loss	(18,696)	(3,496)
Reclassifications	15,243	2,814
Disposals	50,271	24,275
Balance at the end of the period	(2,064,024)	(1,313,309)	(730,897)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(8,106)	(4,502)
Foreign currency translation	(222)	419
Changes in consolidation group	(6)	4
Additions - depreciation	(4,149)	(4,242)
Impairment loss	(3)
Reclassifications		16
Disposals	1,142	199
Balance at the end of the period	(11,344)	(8,106)	(4,502)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(1,120,019)	(613,926)
Foreign currency translation	(93,757)	77,935
Changes in consolidation group	2,170	5,319
Additions - depreciation	(613,994)	(604,493)
Impairment loss	(17,621)	(3,496)
Reclassifications	(477)	304
Disposals	39,653	18,338
Balance at the end of the period	(1,804,045)	(1,120,019)	(613,926)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(185,184)	(112,469)
Foreign currency translation	(15,456)	14,229
Changes in consolidation group	214	88
Additions - depreciation	(72,333)	(95,264)
Impairment loss	(1,072)
Reclassifications	15,720	2,494
Disposals	9,476	5,738
Balance at the end of the period	€ (248,635)	€ (185,184)	€ (112,469)